UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investment

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Managed Futures Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 57.7%
Farmer Mac[1]
0.37% due 06/30/11	$50,000,000	$49,988,750
0.26% due 11/23/11	50,000,000	49,941,050
0.23% due 12/22/11	50,000,000	49,930,150
0.20% due 07/28/11	40,000,000	39,985,600
0.23% due 10/28/11	40,000,000	39,960,360
0.29% due 03/29/12	40,000,000	39,899,440
0.25% due 06/23/11	35,000,000	34,992,755
0.33% due 04/06/11	25,000,000	24,999,925
0.24% due 12/01/11	25,000,000	24,967,850
0.33% due 12/23/11	25,000,000	24,964,950
0.30% due 01/17/12	16,500,000	16,472,033
0.21% due 06/27/11	15,000,000	14,996,745
0.26% due 09/28/11	10,000,000	9,992,010
0.25% due 09/29/11	10,000,000	9,991,960
0.51% due 06/07/11	6,000,000	5,998,998
Fannie Mae[2]
0.35% due 04/18/11	50,000,000	49,999,550
0.40% due 06/01/11	50,000,000	49,992,350
0.29% due 07/01/11	50,000,000	49,986,100
0.29% due 08/08/11	50,000,000	49,976,700
0.25% due 12/01/11	50,000,000	49,935,700
0.20% due 05/02/11	25,000,000	24,998,925
0.43% due 06/20/11	25,000,000	24,995,000
0.30% due 08/01/11	25,000,000	24,989,000
0.29% due 08/29/11	25,000,000	24,986,475
0.24% due 10/03/11	25,000,000	24,978,175
0.18% due 12/02/11	25,000,000	24,967,725
0.21% due 02/01/12	25,000,000	24,951,225
Freddie Mac[2]
0.37% due 06/21/11	75,000,000	74,984,850
0.30% due 05/17/11	50,000,000	49,996,800
0.22% due 07/26/11	50,000,000	49,982,300
0.31% due 04/26/11	25,000,000	24,999,650
0.32% due 06/22/11	25,000,000	24,994,875
0.17% due 09/26/11	25,000,000	24,980,250
0.25% due 10/18/11	25,000,000	24,976,400
0.22% due 11/01/11	25,000,000	24,973,275
0.20% due 11/04/11	25,000,000	24,972,900
0.22% due 12/01/11	25,000,000	24,967,850
0.20% due 12/07/11	25,000,000	24,967,050
Federal Farm Credit Bank[1]
0.32% due 12/27/11	50,000,000	49,928,850
0.23% due 08/04/11	40,000,000	39,981,960
0.30% due 05/02/11	25,000,000	24,998,925
0.20% due 01/06/12	25,000,000	24,959,225
0.31% due 02/03/12	25,000,000	24,950,900
Federal Home Loan Bank[1]
0.30% due 09/19/11	25,000,000	24,981,025
0.33% due 12/12/11	25,000,000	24,966,400

Total Federal Agency Discount Notes
(Cost $1,450,790,352)		1,451,402,986

FEDERAL AGENCY NOTES†† - 15.9%
Federal Home Loan Bank[1]
0.34% due 11/15/11	50,000,000	50,002,950
0.35% due 11/23/11	50,000,000	49,988,500
0.75% due 11/21/11	25,000,000	25,072,625
0.30% due 10/14/11	25,000,000	25,009,700
0.46% due 03/14/12	25,000,000	25,008,200
0.32% due 10/27/11	25,000,000	25,002,200
0.40% due 03/02/12	25,000,000	25,001,575
0.30% due 11/16/11	25,000,000	25,001,325
0.25% due 02/24/12	25,000,000	24,991,750
0.28% due 03/15/12	25,000,000	24,980,950
0.33% due 09/30/11	8,000,000	8,005,912
Federal Farm Credit Bank[1]
0.31% due 09/01/11	50,000,000	50,042,750
Freddie Mac[2]
1.13% due 12/15/11	25,000,000	25,144,325

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Managed Futures Fund

	Face
	Amount	Value
FEDERAL AGENCY NOTES†† - 15.9% (continued)
Fannie Mae[2]
1.00% due 11/23/11	$15,000,000	$15,069,885

Total Federal Agency Notes
(Cost $398,274,916)		398,322,647

STRUCTURED NOTES ††,4 - 4.5%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Price Return Linked Notes due 04/06/11 at 0.30%[5]	21,000,000	23,865,565
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes due 05/20/11 at 0.06%[5]	20,000,000	22,197,957
Goldman Sachs Group, S&P GSCI Total Return Linked Notes due 07/18/11 at 0.00%[5]	16,000,000	18,922,772
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes due 06/24/11 at 0.05%[5]	15,000,000	17,375,140
Goldman Sachs Group, S&P GSCI Total Return Linked Notes due 08/22/11 at 0.11%[5]	14,000,000	16,541,848
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes due 10/12/11 at 0.03%[5]	10,000,000	12,773,880

Total Structured Notes
(Cost $96,000,000)		111,677,162

REPURCHASE AGREEMENTS ††,3 - 18.1%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	279,541,581	279,541,581
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	103,668,133	103,668,133
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	54,183,229	54,183,229
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	18,636,106	18,636,106

Total Repurchase Agreements
(Cost $456,029,049)		456,029,049

Total Investments - 96.2%
(Cost $2,401,094,317)		$2,417,431,844
Cash & Other Assets, Less Liabilities - 3.8%		96,622,111

Total Net Assets - 100.0%		$2,514,053,955

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $95,119,200)	880	$13,638,690
June 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $102,816,000)	960	11,268,677
June 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $76,379,394)	590	11,191,699
July 2011 Silver Futures Contracts (Aggregate Value of Contracts $44,379,750)	235	10,226,981
June 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $79,355,174)	607	9,474,999
June 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $68,520,240)	1,416	5,277,531
July 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $23,148,000)	240	4,117,742
June 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $73,322,700)	510	4,048,370
June 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $83,342,880)	1,867	2,157,695
July 2011 Coffee Futures Contracts (Aggregate Value of Contracts $35,750,719)	340	1,751,534
June 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $47,367,000)	1,140	1,510,520
July 2011 Copper Futures Contracts (Aggregate Value of Contracts $111,663,562)	1,035	(6,589,187)

(Total Aggregate Value of Contracts $841,164,619)		$68,075,251

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $295,090,050)	1,668	8,170,252
June 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $45,612,500)	445	1,051,776

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Managed Futures Fund

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED† (continued)
June 2011 Swiss Franc Futures Contracts (Aggregate Value of Contracts $44,937,750)	330	$525,849
June 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $22,655,600)	220	133,560
June 2011 British Pound Futures Contracts (Aggregate Value of Contracts $113,698,625)	1,135	(1,468,510)

(Total Aggregate Value of Contracts $521,994,525)		$8,412,927

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $269,833,375)	1,795	588,136

COMMODITY FUTURES CONTRACTS SOLD SHORT†
July 2011 Cocoa Futures Contracts (Aggregate Value of Contracts $21,926,190)	741	347,786
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $31,262,500)	1,000	(3,350)
July 2011 Corn Futures Contracts (Aggregate Value of Contracts $70,801,000)	2,020	(6,767)
May 2011 Sugar #11 Futures Contracts (Aggregate Value of Contracts $24,263,680)	800	(37,861)
November 2011 Soybean Futures Contracts (Aggregate Value of Contracts $34,875,000)	500	(61,069)
July 2011 Soybean Futures Contracts (Aggregate Value of Contracts $73,181,500)	1,030	(84,888)
July 2011 Wheat Futures Contracts (Aggregate Value of Contracts $56,067,387)	1,403	(2,110,931)

(Total Aggregate Value of Contracts $312,377,257)		$(1,957,080)

FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $169,991,250)	1,430	(1,299,343)
June 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $169,932,656)	1,415	(3,736,599)

(Total Aggregate Value of Contracts $339,923,906)		$(5,035,942)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 2.

4	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the benchmark is $303,677,162 as of March 31, 2011 — See Note 1.

5	Variable rate security. Rate indicated is rate effective at March 31, 2011.

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Long Short Commodities Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 62.9%
Freddie Mac[1]
0.25% due 07/06/11	$25,000,000	$24,992,675
0.26% due 06/21/11	20,000,000	19,995,960
0.19% due 05/31/11	15,000,000	14,998,755
0.23% due 08/16/11	10,000,000	9,995,060
0.23% due 03/14/12	10,000,000	9,975,890
Fannie Mae[1]
0.35% due 04/18/11	25,000,000	24,999,775
0.23% due 02/21/12	25,000,000	24,948,050
0.22% due 07/18/11	15,000,000	14,995,050
0.21% due 10/03/11	5,000,000	4,995,635
Federal Farm Credit Bank[2]
0.44% due 06/16/11	25,000,000	24,995,250
0.23% due 08/10/11	25,000,000	24,988,175
Farmer Mac[2]
0.33% due 12/23/11	20,000,000	19,971,960

Total Federal Agency Discount Notes
(Cost $219,771,488)		219,852,235

REPURCHASE AGREEMENTS††,3 - 27.2%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	58,195,303	58,195,303
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	21,581,757	21,581,757
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	11,279,930	11,279,930
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	3,879,687	3,879,687

Total Repurchase Agreements
(Cost $94,936,677)		94,936,677

Total Investments - 90.1% (Cost $314,708,165)		$314,788,912
Cash & Other Assets, Less Liabilities - 9.9%		34,470,159

Total Net Assets - 100.0%		$349,259,071

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
July 2011 Silver Futures Contracts (Aggregate Value of Contracts $38,147,700)	202	$12,688,142
July 2011 Corn Futures Contracts (Aggregate Value of Contracts $22,782,500)	650	2,032,930
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $7,182,950)	38	1,524,117
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $6,242,445)	33	1,294,516
May 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $20,182,953)	155	1,266,546
June 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $44,897,280)	384	1,133,280
June 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $30,033,931)	232	993,382
May 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $38,690,606)	297	675,311
June 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $38,961,670)	271	666,219
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $4,376,750)	140	620,195
December 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $4,384,440)	38	414,399
May 2011 Corn Futures Contracts (Aggregate Value of Contracts $18,787,075)	542	191,050
November 2011 Soybean Futures Contracts (Aggregate Value of Contracts $9,695,250)	139	151,994
May 2011 Soybean Futures Contracts (Aggregate Value of Contracts $26,160,138)	371	141,519
September 2011 SoyBean Futures Contracts (Aggregate Value of Contracts $3,867,187)	55	97,941
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $9,806,280)	68	64,646
June 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $10,066,472)	77	60,056
September 2011 Corn Futures Contracts (Aggregate Value of Contracts $3,276,250)	100	42,990

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Long Short Commodities Strategy Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
July 2011 Soybean Futures Contracts (Aggregate Value of Contracts $10,657,500)	150	$(225,477)

(Total Aggregate Value of Contracts $348,199,377)		$23,833,756

June 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $15,936,480)	357	$(1,478,571)
May 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $34,800,480)	792	(3,095,060)

(Total Aggregate Value of Contracts $50,736,960)		$(4,573,631)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements - See Note 2.

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 61.7%
Health Care - 11.4%
Emergency Medical Services Corp. — Class A*	26,399	$1,678,712
Beckman Coulter, Inc.[1]	16,630	1,381,454
Dionex Corp.*	11,390	1,344,590
Alcon, Inc.[1]	6,670	1,103,952
Crucell N.V. ADR*,1	16,880	593,332
RehabCare Group, Inc.*,1	14,930	550,469
Genzyme Corp.*	3,608	274,749
Cooper Companies, Inc.[1]	2,340	162,513
Alexion Pharmaceuticals, Inc.*,1	1,610	158,875
LifePoint Hospitals, Inc.*,1	3,850	154,693
Amgen, Inc.*,1	2,470	132,022
Humana, Inc.*,1	1,480	103,511
Biogen Idec, Inc.*,1	1,340	98,343
Community Health Systems, Inc.*,1	2,440	97,576
Endo Pharmaceuticals Holdings, Inc.*,1	2,310	88,150
Bio-Rad Laboratories, Inc. — Class A*,1	660	79,292
AmerisourceBergen Corp. — Class A1	1,770	70,021
SXC Health Solutions Corp.*,1	1,170	64,116
Omnicare, Inc.[1]	1,940	58,181
Kinetic Concepts, Inc.*,1	870	47,345
Illumina, Inc.*,1	660	46,246
Perrigo Co.[1]	570	45,326
McKesson Corp.[1]	510	40,316
Henry Schein, Inc.*,1	340	23,858
ResMed, Inc.*,1	761	22,830
Hospira, Inc.*,1	410	22,632
Teleflex, Inc.[1]	280	16,234
Edwards Lifesciences Corp.*,1	90	7,830
Coventry Health Care, Inc.*,1	50	1,595

Total Health Care		8,468,763

Financials - 11.2%
Marshall & Ilsley Corp.	158,060	1,262,899
Nationwide Health Properties, Inc.	27,920	1,187,438
Whitney Holding Corp.	62,660	853,429
BlackRock, Inc. — Class A	3,766	757,004
NewAlliance Bancshares, Inc.	42,050	624,022
Sterling Bancshares, Inc.	61,420	528,826
Center Financial Corp.*	27,720	203,465
Annaly Capital Management, Inc.	11,540	201,373
Danvers Bancorp, Inc.	9,380	200,920
Torchmark Corp.	2,290	152,239
American Financial Group, Inc.	4,250	148,835
Legg Mason, Inc.	4,090	147,608
Endurance Specialty Holdings Ltd.	3,010	146,948
Allied World Assurance Company Holdings Ltd.	2,340	146,695
JPMorgan Chase & Co.	3,120	143,832
Reinsurance Group of America, Inc. — Class A	2,290	143,766
Discover Financial Services	5,930	143,032
Hospitality Properties Trust	5,340	123,621
NASDAQ OMX Group, Inc.*	4,730	122,223
Huntington Bancshares, Inc.	15,570	103,385
Financials - 11.2% (continued)
Capital One Financial Corp.	1,570	81,577
CommonWealth REIT	3,070	79,728
CapitalSource, Inc.	10,810	76,102
Zions Bancorporation	2,910	67,105
Aspen Insurance Holdings Ltd.	2,430	66,971
General Growth Properties, Inc.	4,180	64,706
StanCorp Financial Group, Inc.	1,380	63,646
New York Community Bancorp, Inc.	3,490	60,237
Weingarten Realty Investors	2,390	59,893
PNC Financial Services Group, Inc.	940	59,211
Piedmont Office Realty Trust, Inc. — Class A	2,980	57,842
Axis Capital Holdings Ltd.	1,390	48,539
Unum Group	1,730	45,413
Forest City Enterprises, Inc. — Class A*	2,200	41,426
Hudson City Bancorp, Inc.	4,120	39,882
SL Green Realty Corp.	360	27,072
MBIA, Inc.*	2,670	26,807
SEI Investments Co.	970	23,164
CIT Group, Inc.*	370	15,743
Fifth Third Bancorp	930	12,908
Transatlantic Holdings, Inc.	240	11,681
Jones Lang LaSalle, Inc.	80	7,979
Rayonier, Inc.	100	6,231
UDR, Inc.	150	3,656
Affiliated Managers Group, Inc.*	30	3,281
Aflac, Inc.	50	2,639
Douglas Emmett, Inc.	1	19

Total Financials		8,395,018

Information Technology - 10.1%
Atheros Communications, Inc.*,1	33,920	1,514,528
Novell, Inc.*,1	234,130	1,388,391
L-1 Identity Solutions, Inc. — Class 1*,1	57,610	678,646
Terremark Worldwide, Inc.*	29,120	553,280
Hypercom Corp.*,1	30,775	370,223
Verigy Ltd.*	14,717	207,363
Tech Data Corp.*,1	2,910	148,003
Compuware Corp.*,1	12,390	143,105
Xerox Corp.[1]	13,260	141,219
Analog Devices, Inc.[1]	3,580	140,980
CA, Inc.[1]	5,820	140,728
AVX Corp.[1]	9,020	134,488
Fiserv, Inc.*,1	2,070	129,830
Apple, Inc.*,1	350	121,958
Intuit, Inc.*,1	2,260	120,006
Maxim Integrated Products, Inc.[1]	4,280	109,568
Harris Corp.[1]	2,070	102,672
EchoStar Corp. — Class A*,1	2,060	77,971
eBay, Inc.*,1	2,480	76,979
Broadridge Financial Solutions, Inc.[1]	3,390	76,919
Microchip Technology, Inc.[1]	1,720	65,377
Marvell Technology Group Ltd.*,1	3,921	60,972
Skyworks Solutions, Inc.*,1	1,871	60,658
QUALCOMM, Inc.[1]	1,070	58,668
Cisco Systems, Inc.[1]	3,300	56,595

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 61.7% (continued)
Information Technology - 10.1% (continued)
Tellabs, Inc.[1]	10,650	$55,806
Silicon Laboratories, Inc.*,1	1,240	53,580
Akamai Technologies, Inc.*,1	1,350	51,300
Motorola Mobility Holdings, Inc.*,1	1,980	48,312
F5 Networks, Inc.*,1	420	43,079
Cree, Inc.*,1	900	41,544
Convergys Corp.*,1	2,850	40,926
SanDisk Corp.*,1	880	40,559
Juniper Networks, Inc.*,1	960	40,397
Xilinx, Inc.[1]	1,211	39,721
Avago Technologies Ltd.[1]	880	27,368
Vishay Intertechnology, Inc.*,1	1,460	25,900
Atmel Corp.*,1	1,900	25,897
Motorola Solutions, Inc.*,1	540	24,133
Fairchild Semiconductor International, Inc. — Class A*,1	1,311	23,860
Teradata Corp.*,1	450	22,815
Cognizant Technology Solutions Corp. — Class A*,1	270	21,978
NetApp, Inc.*,1	370	17,827
Salesforce.com, Inc.*,1	100	13,358
Synopsys, Inc.*,1	480	13,272
Lexmark International, Inc. — Class A*,1	300	11,112
Solera Holdings, Inc.[1]	90	4,599
Diebold, Inc.	1	35
Micron Technology, Inc.*	1	11

Total Information Technology		7,366,516

Industrials - 6.7%
Bucyrus International, Inc. — Class A1	17,790	1,626,896
Ladish Company, Inc.*,1	5,320	290,738
Valmont Industries, Inc.[1]	2,200	229,614
Armstrong World Industries, Inc.[1]	3,310	153,154
Kirby Corp.*,1	2,470	141,506
FedEx Corp.[1]	1,510	141,261
AirTran Holdings, Inc.*	18,730	139,539
General Cable Corp.*,1	3,060	132,498
Republic Services, Inc. — Class A1	3,920	117,757
Carlisle Companies, Inc.[1]	2,580	114,939
Corrections Corporation of America*,1	4,190	102,236
Raytheon Co.[1]	2,000	101,740
Copa Holdings S.A. — Class A1	1,780	93,984
Hubbell, Inc. — Class B1	1,300	92,339
WW Grainger, Inc.[1]	670	92,246
CNH Global N.V.[1]	1,900	92,245
WESCO International, Inc.*,1	1,470	91,875
Crane Co.[1]	1,890	91,533
Navistar International Corp.*,1	1,190	82,503
Ryder System, Inc.[1]	1,550	78,430
Wabtec Corp.[1]	1,080	73,256
L-3 Communications Holdings, Inc. — Class 3[1]	850	66,563
GATX Corp.[1]	1,710	66,109
Babcock & Wilcox Co.*,1	1,970	65,759
Pall Corp.[1]	1,120	64,523
Donaldson Company, Inc.[1]	1,010	61,903
Industrials - 6.7% (continued)
Danaher Corp.[1]	1,190	61,761
Lincoln Electric Holdings, Inc.[1]	780	59,218
Emerson Electric Co.[1]	1,000	58,430
Trinity Industries, Inc.[1]	1,520	55,738
Pentair, Inc.[1]	1,180	44,592
Deere & Co.[1]	440	42,632
Joy Global, Inc.[1]	400	39,524
Union Pacific Corp.[1]	370	36,382
Parker Hannifin Corp.[1]	370	35,032
CSX Corp.[1]	440	34,584
AMETEK, Inc.[1]	680	29,832
FTI Consulting, Inc.*,1	580	22,231
MSC Industrial Direct Co. — Class A1	250	17,118
Regal-Beloit Corp.[1]	170	12,551
Snap-On, Inc.[1]	200	12,012
CH Robinson Worldwide, Inc.[1]	160	11,861
URS Corp.*,1	70	3,224
Fluor Corp.[1]	20	1,473

Total Industrials		4,983,341

Telecommunication Services - 4.4%
Qwest Communications International, Inc.[1]	304,340	2,078,642
Hughes Communications, Inc.*	17,580	1,048,999
Verizon Communications, Inc.[1]	3,010	116,005
Telephone & Data Systems, Inc.[1]	320	10,784

Total Telecommunication Services		3,254,430

Energy - 4.2%
Massey Energy Co.	16,498	1,127,803
Pride International, Inc.*	10,076	432,764
Frontier Oil Corp.	10,060	294,959
EXCO Resources, Inc.	7,381	152,491
Southern Union Co.	5,320	152,258
Newfield Exploration Co.*	2,000	152,020
Teekay Corp.	3,870	142,919
Spectra Energy Corp.	4,720	128,290
Rowan Companies, Inc.*	2,560	113,101
Murphy Oil Corp.	1,420	104,256
Oil States International, Inc.*	1,100	83,754
SEACOR Holdings, Inc.	750	69,345
Marathon Oil Corp.	1,030	54,909
National Oilwell Varco, Inc.	680	53,904
Williams Companies, Inc.	1,550	48,329
Tidewater, Inc.	250	14,963
Exterran Holdings, Inc.*	540	12,814
Atwood Oceanics, Inc.*	50	2,322

Total Energy		3,141,201

Consumer Discretionary - 4.2%
Retail Ventures, Inc.*	21,078	363,596
Wyndham Worldwide Corp.[1]	4,820	153,324
Comcast Corp. — Class A1	6,060	149,803
Williams-Sonoma, Inc.[1]	3,650	147,825
Whirlpool Corp.[1]	1,660	141,698
Pre-Paid Legal Services, Inc.*	2,110	139,260
Limited Brands, Inc.[1]	4,010	131,849
Darden Restaurants, Inc.[1]	2,680	131,668
Brinker International, Inc.[1]	3,971	100,466
Liberty Global, Inc. — Class A*,1	2,150	89,032

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCKS† - 61.7% (continued)
Consumer Discretionary - 4.2% (continued)
Ross Stores, Inc.[1]	1,220	$86,766
Priceline.com, Inc.*,1	170	86,095
Service Corporation International[1]	7,390	81,733
Autoliv, Inc.[1]	1,020	75,715
Federal-Mogul Corp.*,1	2,841	70,741
Mattel, Inc.[1]	2,811	70,078
VF Corp.[1]	710	69,956
Panera Bread Co. — Class A*,1	530	67,310
International Speedway Corp. — Class A1	2,130	63,474
Aaron’s, Inc.[1]	2,390	60,610
Liberty Media Corp — Interactive*,1	3,700	59,348
Amazon.com, Inc.*,1	320	57,642
Gentex Corp.[1]	1,900	57,475
Lear Corp.[1]	1,120	54,734
Yum! Brands, Inc.[1]	1,050	53,949
NIKE, Inc. — Class B1	710	53,747
McDonald’s Corp.[1]	690	52,502
Ford Motor Co.*,1	3,240	48,308
Johnson Controls, Inc.[1]	1,160	48,221
Leggett & Platt, Inc.[1]	1,800	44,100
Virgin Media, Inc.[1]	1,470	40,851
Polo Ralph Lauren Corp. — Class A1	330	40,805
Thor Industries, Inc.[1]	1,190	39,710
Goodyear Tire & Rubber Co.*,1	2,270	34,005
Time Warner Cable, Inc. — Class A1	450	32,103
Big Lots, Inc.*,1	620	26,927
Family Dollar Stores, Inc.[1]	460	23,607
Las Vegas Sands Corp.*,1	500	21,110
Phillips-Van Heusen Corp.[1]	270	17,558
Fortune Brands, Inc.[1]	220	13,616
BorgWarner, Inc.*,1	130	10,360
Netflix, Inc.*,1	30	7,120
Fossil, Inc.*,1	70	6,556
Advance Auto Parts, Inc.[1]	70	4,593
Coach, Inc.[1]	50	2,602
The Gap, Inc.[1]	90	2,039
Signet Jewelers Ltd.*,1	20	920

Total Consumer Discretionary		3,135,507

Utilities - 4.1%
Progress Energy, Inc.[1]	21,390	986,935
Nicor, Inc.[1]	13,700	735,690
Oneok, Inc.[1]	2,400	160,512
TECO Energy, Inc.[1]	8,190	153,644
DTE Energy Co.[1]	3,090	151,286
N.V. Energy, Inc.[1]	9,970	148,453
NiSource, Inc.[1]	7,680	147,302
Consolidated Edison, Inc.[1]	2,900	147,088
Atmos Energy Corp.[1]	3,600	122,760
NRG Energy, Inc.*,1	3,680	79,267
UGI Corp.[1]	1,930	63,497
Westar Energy, Inc.[1]	1,990	52,576
ITC Holdings Corp.[1]	590	41,241
Xcel Energy, Inc.[1]	1,000	23,890
CMS Energy Corp.[1]	882	17,322
Questar Corp.[1]	760	13,262
Utilities - 4.1% (continued)
CenterPoint Energy, Inc.[1]	190	3,336

Total Utilities		3,048,061

Consumer Staples - 3.3%
Alberto-Culver Co. — Class B1	37,070	1,381,599
Molson Coors Brewing Co. — Class B1	3,230	151,455
Energizer Holdings, Inc.*,1	2,070	147,301
ConAgra Foods, Inc.[1]	6,050	143,688
BJ’s Wholesale Club, Inc.*,1	2,940	143,531
JM Smucker Co.[1]	2,000	142,780
Kraft Foods, Inc. — Class A1	3,290	103,174
Estee Lauder Companies, Inc. — Class A1	750	72,270
Reynolds American, Inc.[1]	1,870	66,441
Coca-Cola Enterprises, Inc.[1]	1,310	35,763
Tyson Foods, Inc. — Class A1	1,170	22,452
Sara Lee Corp.[1]	1,070	18,907
Whole Foods Market, Inc.[1]	280	18,452
Costco Wholesale Corp.[1]	190	13,931

Total Consumer Staples		2,461,744

Materials - 1.9%
Lubrizol Corp.	4,220	565,311
Newmont Mining Co.[1]	3,110	169,744
Ashland, Inc.[1]	2,480	143,245
Reliance Steel & Aluminum Co.[1]	1,960	113,249
Huntsman Corp.[1]	5,450	94,721
Cytec Industries, Inc.[1]	1,130	61,438
Valspar Corp.[1]	1,420	55,522
Bemis Company, Inc.[1]	1,610	52,824
Domtar Corp.[1]	550	50,479
Packaging Corporation of America[1]	1,530	44,202
MeadWestvaco Corp.[1]	1,270	38,519
Celanese Corp. — Class A1	540	23,960
Sealed Air Corp.[1]	640	17,062
E. I. du Pont de Nemours & Co.[1]	140	7,696

Total Materials		1,437,972

Total Common Stocks
(Cost $40,843,411)		45,692,553

EXCHANGE TRADED FUNDS† - 2.5%
iShares MSCI United Kingdom Index Fund	25,510	457,139
iShares MSCI Malaysia Index Fund	26,780	395,541
iShares MSCI Chile Investable Market Index Fund	4,291	308,265
iShares MSCI Emerging Markets Index Fund	3,540	172,363
iShares MSCI South Korea Index Fund	1,680	108,108
GDL Fund	7,111	96,212
iShares MSCI Australia Index Fund	2,730	72,673
iShares MSCI Sweden Index Fund	1,620	53,120
Vanguard MSCI Emerging Markets ETF	1,080	52,834
iShares MSCI Switzerland Index Fund	1,896	47,950
iShares MSCI France Index Fund	1,420	38,241
iShares MSCI Canada Index Fund	1,060	35,658

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.5% (continued)
iShares MSCI Netherlands Investable Market Index Fund	40	$922
Total Exchange Traded Funds
(Cost $1,436,886)		1,839,026
CLOSED-END FUNDS† - 10.3%
Cohen & Steers Infrastructure Fund, Inc.	31,435	554,828
Royce Value Trust, Inc.	35,938	553,086
Gabelli Dividend & Income Trust	31,150	518,024
NFJ Dividend Interest & Premium Strategy Fund	26,650	484,497
Liberty All Star Equity Fund	83,208	437,674
Cohen & Steers REIT and Preferred Income Fund, Inc.	28,020	426,184
Calamos Strategic Total Return Fund	37,592	365,770
Eaton Vance Tax-Advantaged Dividend Income Fund	18,399	324,190
Alpine Global Premier Properties Fund	43,786	306,940
Adams Express Co.	24,027	272,947
John Hancock Bank and Thrift Opportunity Fund	13,962	241,961
DWS High Income Opportunities Fund, Inc.	15,717	230,254
Tri-Continental Corp.	15,153	221,537
H&Q Healthcare Investors	14,951	214,098
Petroleum & Resources Corp.	6,934	212,250
John Hancock Tax-Advantaged Dividend Income Fund	12,664	200,344
BlackRock Strategic Dividend Achievers Trust	17,960	191,992
Macquarie Global Infrastructure Total Return Fund, Inc.	10,104	184,095
General American Investors Company, Inc.	5,186	146,971
Swiss Helvetia Fund, Inc.	9,502	131,318
Zweig Fund, Inc.	35,000	126,000
H&Q Life Sciences Investors	10,441	125,501
LMP Capital and Income Fund, Inc.	9,149	121,682
Clough Global Equity Fund	7,693	118,626
Claymore Dividend & Income Fund	6,850	114,395
Royce Micro-Capital Trust, Inc.	10,233	104,786
Nuveen Diversified Dividend and Income Fund	7,402	83,791
Neuberger Berman Real Estate Securities Income Fund, Inc.	20,046	82,589
Source Capital, Inc.	1,366	79,569
Liberty All Star Growth Fund, Inc.	16,639	76,706
Cohen & Steers Dividend Majors Fund, Inc.	5,714	75,653
Nuveen Tax-Advantaged Dividend Growth Fund	5,062	67,375
LMP Real Estate Income Fund, Inc.	5,954	61,803
Lazard Global Total Return and Income Fund, Inc.	3,836	58,998
Macquarie	3,354	53,295
Royce Focus Trust, Inc.	5,596	46,727
Diamond Hill Financial Trends Fund, Inc.	1,337	13,290
Total Closed-End Funds		7,629,746
(Cost $5,774,469)

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 18.6%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$7,975,178	$7,975,178
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	2,957,599	2,957,599
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	2,266,338	2,266,338
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	531,678	531,678

Total Repurchase Agreements
(Cost $13,730,793)		13,730,793

Total Long Investments - 93.2%
(Cost $61,785,559)		$68,892,118

	Shares	Value
COMMON STOCK SOLD SHORT† - (35.8)%
Consumer Staples — (1.4)%
Coca-Cola Co.	30	(1,991)
SUPERVALU, Inc.	370	(3,304)
Colgate-Palmolive Co.	120	(9,691)
Brown-Forman Corp. — Class B	190	(12,977)
PepsiCo, Inc.	240	(15,458)
Mead Johnson Nutrition Co. — Class A	270	(15,641)
Central European Distribution Corp.*	2,900	(32,915)
Kellogg Co.	610	(32,928)
Smithfield Foods, Inc.*	1,750	(42,105)
Green Mountain Coffee Roasters, Inc.*	830	(53,626)
HJ Heinz Co.	1,240	(60,537)
Clorox Co.	900	(63,063)
Procter & Gamble Co.	1,050	(64,680)
Avon Products, Inc.	2,440	(65,978)
Constellation Brands, Inc. — Class A*	3,330	(67,532)
Sysco Corp.	2,470	(68,419)
Archer-Daniels-Midland Co.	1,980	(71,300)
Bunge Ltd.	1,020	(73,777)
Safeway, Inc.	3,150	(74,151)
Altria Group, Inc.	2,850	(74,186)
Kroger Co.	3,190	(76,464)
Lorillard, Inc.	830	(78,858)

Total Consumer Staples		(1,059,581)

Materials — (1.6)%
Praxair, Inc.	30	(3,048)
Alcoa, Inc.	280	(4,942)
United States Steel Co.	100	(5,394)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Stratagies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (35.8)% (continued)
Materials — (1.6)% (continued)
Royal Gold, Inc.	180	$(9,432)
Owens-Illinois, Inc.*	460	(13,887)
Compass Minerals International, Inc.	200	(18,706)
International Paper Co.	860	(25,955)
Temple-Inland, Inc.	1,190	(27,846)
AK Steel Holding Corp.	1,950	(30,771)
Mosaic Co.	530	(41,738)
Eagle Materials, Inc.	1,900	(57,494)
Southern Copper Co.	1,460	(58,794)
Intrepid Potash, Inc.*	1,850	(64,417)
Commercial Metals Co.	3,940	(68,044)
Nucor Corp.	1,520	(69,951)
Monsanto Co.	970	(70,092)
Dow Chemical Co.	1,880	(70,970)
Ecolab, Inc.	1,440	(73,469)
Vulcan Materials Co.	1,840	(83,904)
Martin Marietta Materials, Inc.	960	(86,083)
Nalco Holding Co.	3,930	(107,328)
Allegheny Technologies, Inc.	2,440	(165,237)

Total Materials		(1,157,502)

Health Care — (2.2)%
Patterson Companies, Inc.	150	(4,829)
Cephalon, Inc.*	70	(5,305)
DENTSPLY International, Inc.	390	(14,426)
Hologic, Inc.*	760	(16,872)
Hill-Rom Holdings, Inc.	460	(17,471)
Cerner Corp.*	240	(26,688)
Techne Corp.	460	(32,936)
Alere, Inc.*	1,000	(39,140)
Intuitive Surgical, Inc.*	120	(40,015)
Covance, Inc.*	810	(44,323)
Gen-Probe, Inc.*	780	(51,753)
Amylin Pharmaceuticals, Inc.*	4,720	(53,666)
CareFusion Corp.*	2,150	(60,630)
Quest Diagnostics, Inc.	1,100	(63,492)
Charles River Laboratories International, Inc.*	1,760	(67,549)
United Therapeutics Corp.*	1,070	(71,711)
Laboratory Corporation of America Holdings*	780	(71,861)
Eli Lilly & Co.	2,070	(72,802)
Boston Scientific Corp.*	10,560	(75,926)
Lincare Holdings, Inc.	2,560	(75,930)
VCA Antech, Inc.*	3,050	(76,799)
Health Net, Inc.*	2,360	(77,172)
Human Genome Sciences, Inc.*	2,830	(77,684)
Celgene Corp.*	1,390	(79,967)
Brookdale Senior Living, Inc. — Class A*	2,900	(81,200)
Vertex Pharmaceuticals, Inc.*	1,890	(90,588)
Regeneron Pharmaceuticals, Inc.*	2,050	(92,127)
Kindred Healthcare, Inc.*	6,970	(166,444)

Total Health Care		(1,649,306)

Consumer Discretionary — (2.4)%
Clear Channel Outdoor Holdings, Inc. — Class A*	80	(1,164)
New York Times Co. — Class A*	140	(1,326)
Gannett Company, Inc.	140	(2,132)
MGM Resorts International*	240	(3,156)
DeVry, Inc.	60	(3,304)
Central European Media Enterprises Ltd. — Class A*	170	(3,587)
Liberty Media Corp. — Starz*	50	(3,880)
Tempur-Pedic International, Inc.*	80	(4,053)
Hillenbrand, Inc.	200	(4,300)
Scripps Networks Interactive, Inc. — Class A	140	(7,013)
Hyatt Hotels Corp. — Class A*	170	(7,317)
Dick’s Sporting Goods, Inc.*	240	(9,595)
Career Education Corp.*	429	(9,747)
Choice Hotels International, Inc.	270	(10,489)
Expedia, Inc.	510	(11,557)
Thomson Reuters Corp.	310	(12,164)
WMS Industries, Inc.*	350	(12,372)
DreamWorks Animation SKG, Inc. — Class A*	490	(13,686)
Bally Technologies, Inc.*	380	(14,383)
Abercrombie & Fitch Co. — Class A	270	(15,849)
Lowe’s Companies, Inc.	640	(16,915)
H&R Block, Inc.	1,050	(17,577)
LKQ Corp.*	740	(17,834)
Harman International Industries, Inc.	470	(22,005)
AutoNation, Inc.*	850	(30,064)
Liberty Media Corp.- Capital*	540	(39,782)
Toll Brothers, Inc.*	2,240	(44,285)
Wynn Resorts Ltd.	390	(49,627)
Lamar Advertising Co. — Class A*	1,470	(54,302)
Cablevision Systems Corp. — Class A	1,590	(55,030)
Office Depot, Inc.*	11,950	(55,328)
Urban Outfitters, Inc.*	1,930	(57,572)
Harley-Davidson, Inc.	1,390	(59,061)
Newell Rubbermaid, Inc.	3,120	(59,686)
Weight Watchers International, Inc.	860	(60,286)
NVR, Inc.*	80	(60,480)
Marriott International, Inc. — Class A	1,720	(61,198)
MDC Holdings, Inc.	2,420	(61,347)
ITT Educational Services, Inc.*	900	(64,935)
International Game Technology	4,010	(65,082)
Meredith Corp.	2,000	(67,840)
Home Depot, Inc.	1,930	(71,526)
Morningstar, Inc.	1,290	(75,310)
Chico’s FAS, Inc.	6,050	(90,145)
DSW, Inc. — Class A*	9,150	(365,634)

Total Consumer Discretionary		(1,773,925)

Industrials — (2.9)%
Textron, Inc.	170	(4,656)
Dover Corp.	80	(5,259)
Fastenal Co.	90	(5,835)
Boeing Co.	120	(8,872)
RR Donnelley & Sons Co.	490	(9,271)
United Parcel Service, Inc. — Class B	200	(14,864)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (35.8)% (continued)
Industrials — (2.9)% (continued)
United Technologies Corp.	190	$(16,084)
Cooper Industries plc — Class A	250	(16,225)
Manpower, Inc.	320	(20,122)
Gardner Denver, Inc.	330	(25,750)
UTI Worldwide, Inc.	1,450	(29,348)
Tyco International Ltd.	680	(30,444)
BE Aerospace, Inc.*	900	(31,977)
United Continental Holdings, Inc.*	1,450	(33,336)
Spirit Aerosystems Holdings, Inc. — Class A*	1,730	(44,409)
Masco Corp.	3,800	(52,896)
USG Corp.*	3,200	(53,312)
Alexander & Baldwin, Inc.	1,190	(54,324)
Chicago Bridge & Iron Co. N.V.	1,410	(57,331)
Delta Air Lines, Inc.*	6,080	(59,584)
WABCO Holdings, Inc.*	970	(59,791)
Illinois Tool Works, Inc.	1,190	(63,927)
AMR Corp.*	9,940	(64,212)
PACCAR, Inc.	1,230	(64,391)
Expeditors International of Washington, Inc.	1,310	(65,683)
Oshkosh Corp.*	1,860	(65,807)
Robert Half International, Inc.	2,160	(66,096)
Alliant Techsystems, Inc.	950	(67,137)
Kennametal, Inc.	1,730	(67,470)
Lockheed Martin Corp.	860	(69,144)
Terex Corp.*	1,980	(73,339)
KAR Auction Services, Inc.*	4,810	(73,785)
Landstar System, Inc.	1,620	(74,002)
Roper Industries, Inc.	860	(74,356)
Avery Dennison Corp.	1,780	(74,689)
Southwest Airlines Co.	6,030	(76,159)
Graco, Inc.	1,690	(76,878)
J.B. Hunt Transport Services, Inc.	1,700	(77,214)
Manitowoc Company, Inc.	3,780	(82,706)
Con-way, Inc.	2,220	(87,224)
Jacobs Engineering Group, Inc.*	2,400	(123,432)

Total Industrials		(2,121,341)

Telecommunication Services — (3.3)%
Crown Castle International Corp.*	30	(1,277)
SBA Communications Corp. — Class A*	240	(9,523)
MetroPCS Communications, Inc.*	850	(13,804)
Sprint Nextel Corp.*	9,320	(43,245)
Leap Wireless International, Inc.*	3,240	(50,188)
NII Holdings, Inc.*	1,390	(57,921)
American Tower Corp. — Class A*	1,270	(65,811)
Level 3 Communications, Inc.*	58,100	(85,407)
CenturyLink, Inc.	51,620	(2,144,811)

Total Telecommunication Services		(2,471,987)

Information Technology — (3.5)%
Equinix, Inc.*	30	(2,733)
Accenture plc — Class A	70	(3,848)
NVIDIA Corp.*	390	(7,199)
Corning, Inc.	410	(8,458)
SunPower Corp. — Class A*	580	(9,941)
Alliance Data Systems Corp.*	120	(10,307)
Brocade Communications Systems, Inc.*	1,880	(11,562)
Cypress Semiconductor Corp.*	850	(16,473)
Ingram Micro, Inc. — Class A*	930	(19,558)
Jabil Circuit, Inc.	1,000	(20,430)
Intersil Corp. — Class A	1,710	(21,290)
Yahoo!, Inc.*	1,550	(25,808)
Monster Worldwide, Inc.*	2,220	(35,298)
Genpact Ltd.*	2,780	(40,254)
International Rectifier Corp.*	1,480	(48,929)
Novellus Systems, Inc.*	1,470	(54,581)
ON Semiconductor Corp.*	6,420	(63,365)
Itron, Inc.*	1,140	(64,342)
Molex, Inc.	2,630	(66,066)
Avnet, Inc.*	1,970	(67,157)
Rambus, Inc.*	3,420	(67,716)
Ciena Corp.*	2,610	(67,756)
Paychex, Inc.	2,170	(68,051)
MEMC Electronic Materials, Inc.*	5,280	(68,429)
Zebra Technologies Corp. — Class A*	1,760	(69,062)
Western Union Co.	3,390	(70,410)
Mastercard, Inc. — Class A	280	(70,482)
Cadence Design Systems, Inc.*	7,230	(70,492)
IAC/InterActiveCorp.*	2,290	(70,738)
Adobe Systems, Inc.*	2,150	(71,294)
ANSYS, Inc.*	1,320	(71,531)
Teradyne, Inc.*	4,020	(71,596)
NCR Corp.*	3,830	(72,157)
Symantec Corp.*	3,900	(72,306)
QLogic Corp.*	3,960	(73,458)
Autodesk, Inc.*	1,680	(74,105)
Lam Research Corp.*	1,320	(74,791)
Advanced Micro Devices, Inc.*	8,740	(75,164)
LSI Corp.*	11,200	(76,160)
National Instruments Corp.	2,340	(76,682)
Varian Semiconductor Equipment Associates, Inc.*	1,590	(77,385)
Electronic Arts, Inc.*	3,990	(77,925)
VeriFone Systems, Inc.*	7,360	(404,432)

Total Information Technology		(2,589,721)

Energy — (3.7)%
Cobalt International Energy, Inc.*	250	(4,202)
Devon Energy Corp.	50	(4,588)
Exxon Mobil Corp.	150	(12,620)
Patterson-UTI Energy, Inc.	900	(26,451)
Plains Exploration & Production Co.*	770	(27,897)
Frontline Ltd.	1,140	(28,238)
Schlumberger Ltd.	320	(29,843)
SandRidge Energy, Inc.*	3,240	(41,472)
Noble Energy, Inc.	590	(57,023)
Weatherford International Ltd.*	2,900	(65,540)
Chesapeake Energy Corp.	2,190	(73,409)
Ultra Petroleum Corp.*	1,540	(75,845)
Apache Corp.	580	(75,934)
Unit Corp.*	1,320	(81,774)
Continental Resources, Inc.*	1,150	(82,191)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Stratagies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (35.8)% (continued)
Energy — (3.7)% (continued)
Denbury Resources, Inc.*	3,390	$(82,716)
Superior Energy Services, Inc.*	2,020	(82,820)
Comstock Resources, Inc.*	2,730	(84,466)
Southwestern Energy Co.*	1,970	(84,651)
Range Resources Corp.	1,460	(85,352)
Ensco plc ADR	4,980	(288,043)
Holly Corp.	4,790	(291,040)
Alpha Natural Resources, Inc.*	17,490	(1,038,381)

Total Energy		(2,724,496)

Utilities — (4.0)%
Entergy Corp.	30	(2,016)
DPL, Inc.	140	(3,837)
American Water Works Company, Inc.	610	(17,110)
Hawaiian Electric Industries, Inc.	1,220	(30,256)
Alliant Energy Corp.	1,420	(55,281)
Great Plains Energy, Inc.	2,800	(56,056)
Vectren Corp.	2,340	(63,648)
PG&E Corp.	1,550	(68,479)
Calpine Corp.*	4,340	(68,876)
Public Service Enterprise Group, Inc.	2,200	(69,322)
Exelon Corp.	1,710	(70,520)
Southern Co.	1,900	(72,409)
Dominion Resources, Inc.	1,640	(73,308)
PPL Corp.	2,930	(74,129)
Integrys Energy Group, Inc.	1,470	(74,250)
National Fuel Gas Co.	1,020	(75,480)
Wisconsin Energy Corp.	2,480	(75,640)
Energen Corp.	1,240	(78,269)
MDU Resources Group, Inc.	3,450	(79,246)
Ormat Technologies, Inc.	4,450	(112,718)
AES Corp.*	9,230	(119,990)
Constellation Energy Group, Inc.	3,960	(123,275)
AGL Resources, Inc.	11,680	(465,331)
Duke Energy Corp.	55,630	(1,009,684)

Total Utilities		(2,939,130)

Financials — (10.8)%
Regions Financial Corp.	160	(1,162)
Digital Realty Trust, Inc.	30	(1,744)
Popular, Inc.*	770	(2,241)
State Street Corp.	50	(2,247)
U.S. Bancorp	100	(2,643)
Invesco Ltd.	140	(3,578)
IntercontinentalExchange, Inc.*	30	(3,706)
Eaton Vance Corp.	120	(3,869)
Commerce Bancshares, Inc.	140	(5,662)
Wells Fargo & Co.	210	(6,657)
Bank of Hawaii Corp.	140	(6,695)
SunTrust Banks, Inc.	380	(10,959)
KeyCorp	1,290	(11,455)
Corporate Office Properties Trust	340	(12,288)
American National Insurance Co.	160	(12,667)
Synovus Financial Corp.	6,600	(15,840)
Principal Financial Group, Inc.	520	(16,697)
Equity Residential	310	(17,487)
Washington Federal, Inc.	1,060	(18,380)
TD Ameritrade Holding Corp.	900	(18,783)
Lazard Ltd. — Class A	530	(22,037)
Bank of New York Mellon Corp.	760	(22,701)
Janus Capital Group, Inc.	1,830	(22,820)
Allstate Corp.	730	(23,199)
MSCI, Inc. — Class A*	640	(23,565)
City National Corp.	430	(24,532)
Prudential Financial, Inc.	400	(24,632)
Charles Schwab Corp.	1,370	(24,701)
Plum Creek Timber Company, Inc.	630	(27,474)
First Citizens BancShares, Inc. — Class A	150	(30,087)
Franklin Resources, Inc.	250	(31,270)
BOK Financial Corp.	640	(33,075)
Host Hotels & Resorts, Inc.	2,050	(36,101)
HCP, Inc.	1,070	(40,596)
First Horizon National Corp.	4,300	(48,203)
Assured Guaranty Ltd.	3,320	(49,468)
Jefferies Group, Inc.	2,020	(50,379)
Brown & Brown, Inc.	2,040	(52,632)
Kimco Realty Corp.	2,890	(53,003)
Everest Re Group Ltd.	610	(53,790)
Cullen	980	(57,840)
Greenhill & Company, Inc.	880	(57,895)
Citigroup, Inc.*	14,800	(65,416)
CB Richard Ellis Group, Inc. — Class A*	2,460	(65,682)
NYSE Euronext	1,890	(66,471)
Capitol Federal Financial, Inc.	5,970	(67,282)
East West Bancorp, Inc.	3,080	(67,637)
Liberty Property Trust	2,090	(68,761)
White Mountains Insurance Group Ltd.	190	(69,198)
American Express Co.	1,540	(69,608)
MetLife, Inc.	1,560	(69,779)
Hartford Financial Services Group, Inc.	2,600	(70,018)
Markel Corp.*	170	(70,457)
Weyerhaeuser Co.	2,870	(70,602)
Vornado Realty Trust	810	(70,875)
TCF Financial Corp.	4,480	(71,053)
Regency Centers Corp.	1,680	(73,046)
Duke Realty Corp.	5,270	(73,833)
SLM Corp.*	4,830	(73,899)
Marsh & McLennan Companies, Inc.	2,500	(74,525)
AON Corp.	1,420	(75,203)
Progressive Corp.	3,590	(75,857)
Genworth Financial, Inc. — Class A*	5,650	(76,049)
XL Group plc — Class A	3,120	(76,752)
Leucadia National Corp.	2,100	(78,834)
W.R. Berkley Corp.	2,490	(80,203)
Associated Banc-Corp.	5,450	(80,933)
Lincoln National Corp.	2,720	(81,709)
BB&T Corp.	3,510	(96,350)
Valley National Bancorp	6,910	(96,464)
Fulton Financial Corp.	8,730	(96,990)
TFS Financial Corp.	9,440	(100,253)
People’s United Financial, Inc.	8,500	(106,930)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

	Shares	Value
COMMON STOCK SOLD SHORT† - (35.8)% (continued)
Financials — (10.8)% (continued)
Nara Bancorp, Inc.*	21,830	$(210,005)
Comerica, Inc.	14,570	(535,010)
First Niagara Financial Group, Inc.	41,250	(560,175)
Hancock Holding Co.	25,560	(839,390)
Ventas, Inc.	21,430	(1,163,649)
Bank of Montreal	19,930	(1,295,051)

Total Financials		(7,968,709)

Total Common Stock Sold Short
(Proceeds $23,504,690)		(26,455,698)

EXCHANGE TRADED FUNDS SOLD SHORT† — (11.3)%
iShares MSCI Singapore Index Fund	190	(2,597)
iShares MSCI South Africa Index Fund	69	(5,032)
iShares MSCI Belgium Investable Market Index Fund	727	(10,258)
iShares MSCI Japan Index Fund	1,480	(15,259)
iShares MSCI Taiwan Index Fund	1,149	(17,086)
Market Vectors Gold Miners ETF	423	(25,405)
iShares MSCI Turkey Index Fund	540	(34,474)
iShares MSCI Hong Kong Index Fund	1,860	(35,210)
iPath MSCI India Index ETN	930	(67,444)
iShares MSCI Brazil Index Fund	1,020	(79,030)
iShares MSCI BRIC Index Fund	1,630	(82,005)
iShares MSCI Germany Index Fund	3,650	(94,718)
iShares MSCI Mexico Investable Market Index Fund	1,620	(101,817)
Powershares QQQ Trust Series 1	2,259	(129,734)
iShares MSCI EAFE Index Fund	2,290	(137,606)
iShares Russell 1000 Growth Index Fund	3,546	(214,427)
iShares MSCI Spain Index Fund	5,313	(225,377)
iShares MSCI Italy Index Fund	13,160	(244,513)
iShares MSCI EMU Index Fund	7,430	(287,838)
iShares Dow Jones US Real Estate Index Fund	7,765	(461,241)
iShares Russell 1000 Value Index Fund	10,651	(731,404)
iShares Russell 2000 Index Fund	15,556	(1,309,349)
SPDR S&P500 ETF Trust	30,787	(4,079,585)

Total Exchange Traded Funds Sold Short
(Proceeds $6,979,135)		(8,391,409)

Cash & Other Assets, Less Liabilities - 54.0%		39,903,295

Total Net Assets - 100.0%		$73,948,306

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $2,318,750)	35	$776,412
October 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $2,059,319)	17	465,494
September 2011 SoyBean Futures Contracts (Aggregate Value of Contracts $1,617,188)	23	266,596
July 2011 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,290,576)	46	254,991
September 2011 Corn Futures Contracts (Aggregate Value of Contracts $1,572,600)	48	229,751
October 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,117,200)	30	194,314
September 2011 Coffee Futures Contracts (Aggregate Value of Contracts $609,075)	6	187,625
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,602,900)	15	154,738
May 2011 Silver Futures Contracts (Aggregate Value of Contracts $1,132,650)	6	143,082
May 2011 Soybean Oil Futures Contracts (Aggregate Value of Contracts $493,080)	14	125,776
June 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $2,516,280)	52	47,938
April 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,169,760)	24	35,696
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $216,750)	2	30,294
December 2011 LME Nickel Futures Contracts (Aggregate Value of Contracts $310,992)	2	25,085
May 2011 LME Lead Futures Contracts (Aggregate Value of Contracts $339,187)	5	14,545

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
June 2011 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $727,306)	11	$12,680
June 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $915,134)	7	9,420
June 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $862,620)	6	5,322
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $996,475)	23	(116,102)

(Total Aggregate Value of Contracts $21,867,842)		$2,863,657

FUTURES CONTRACTS PURCHASED†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,729,600)	80	332,260
June 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $6,814,440)	69	197,960
June 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $16,048,125)	135	12,461
August 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $14,179,200)	633	(795,032)

(Total Aggregate Value of Contracts $43,771,365)		$(252,351)

FUTURES CONTRACTS SOLD SHORT†
April 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $7,488,400)	388	653,399
June 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $57,111,906)	262	3,714
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $13,807,063)	209	(197,185)

(Total Aggregate Value of Contracts $78,407,369)		$459,928

COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $244,320)	8	(1,786)
June 2011 LME Zinc Futures Contracts (Aggregate Value of Contracts $235,850)	4	(2,889)
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,116,259)	42	(21,641)
July 2011 Corn Futures Contracts (Aggregate Value of Contracts $1,121,600)	32	(36,170)
December 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,499,400)	30	(41,129)
October 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,153,680)	23	(58,951)
May 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $1,171,913)	9	(62,888)
July 2011 Soybean Futures Contracts (Aggregate Value of Contracts $1,136,800)	16	(63,054)
May 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,172,490)	11	(67,023)
September 2011 Wheat Futures Contracts (Aggregate Value of Contracts $1,173,200)	28	(71,031)
May 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,201,380)	12	(96,972)

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Multi-Hedge Strategies Fund

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,113,210)	27	$(205,489)

(Total Aggregate Value of Contracts $12,340,102)		$(729,023)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 Euro Mini Futures Contracts (Aggregate Value of Contracts $707,650)	8	$(13,638)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	All or a portion of this security is pledged as short security collateral at March 31, 2011.

2	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Consolidated
Schedule of Investments	Alternatives Funds
March 31, 2011 (Unaudited)	Commodities Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 18.5%
Fannie Mae[1]
0.21% due 06/15/11	$10,000,000	$9,998,130
Freddie Mac[1]
0.23% due 08/09/11	10,000,000	9,995,310

Total Federal Agency Discount Notes
(Cost $19,987,320)		19,993,440
REPURCHASE AGREEMENTS††,2 - 66.5%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	63,394,766	63,394,766
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	6,040,830	6,040,830
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	2,240,245	2,240,245
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	402,722	402,722

Total Repurchase Agreements
(Cost $72,078,563)		72,078,563

Total Investments - 85.0% (Cost $92,065,883)		$92,072,003
Cash & Other Assets, Less Liabilities - 15.0%		16,302,556

Total Net Assets - 100.0%		$108,374,559

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
June 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $20,241,900)	189	$659,646
April 2011 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $80,878,750)	445	215,453
May 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $7,887,660)	74	(1,142)

(Total Aggregate Value of Contracts $109,008,310)		$873,957

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Consolidation of Subsidiary
The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.
Significant Accounting Policies
1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m. adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the exdividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to- day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Managed Futures Fund may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities.

Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
G. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements
I. Multi Hedge Strategies Fund purchases and writes (sells) options for hedging, income and speculation and the Managed Futures Fund invests in options to gain index exposure. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Funds realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, they realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a put option, they realize a gain or a loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security purchased by Funds upon exercise increases by the premium originally paid. When the Funds write (sell) an option, an amount equal to the premium received is entered in the Funds’ accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Funds enter into a closing purchase transaction, they realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
J. The Funds invest in futures for liquidity and to gain index exposure. The Multi-Hedge Strategies Fund invests in futures for income, hedging and speculation. These funds invested in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the

Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at March 31, 2011, were as follows:
Repurchase Agreements

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Mizuho Financial Group, Inc.			U.S. Treasury Bills:
0.06%			0.00%
Due 04/01/11	$946,749,442	$946,751,020	06/02/11 - 09/15/11	$966,173,600	$965,684,522

HSBC Group			U.S. Treasury Bonds:
0.07%			4.25% - 6.13%
Due 04/01/11	750,000,000	750,001,458	11/15/27 - 08/15/39	725,409,800	765,000,029

Credit Suisse Group			U.S. Treasury Note:
0.05%			0.38%
Due 04/01/11	314,866,501	314,866,939	09/30/12	321,965,500	321,163,885

Deutsche Bank			U.S. Treasury Note:
0.05%			4.63%
Due 04/01/11	50,000,000	50,000,069	07/31/12	48,001,800	51,000,078

	$2,061,615,943	$2,061,619,486		$2,061,550,700	$2,102,848,514

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2011:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Managed Futures Strategy Fund	$—	$85,481,797	$2,417,431,844	$—	$2,502,913,641
Long/Short Commodities Strategy Fund	—	24,059,234	314,788,912	—	338,848,146
Multi-Hedge Strategies Fund	55,161,325	4,179,553	13,730,793	—	73,071,671
Commodities Strategy Fund	—	875,099	92,072,003	—	92,947,102

Liabilities
Managed Futures Strategy Fund	—	15,398,505	—	—	15,398,505
Long/Short Commodities Strategy Fund	—	4,799,108	—	—	4,799,108
Multi-Hedge Strategies Fund	34,847,107	1,850,980	—	—	36,698,087
Commodities Strategy Fund	—	1,142	—	—	1,142

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective January 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended March 31, 2011, there were no significant transfers between Levels.
4. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisor,( the “Previous Agreement”). New investment advisory agreements (“New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement is substantially identical to the corresponding Previous Agreement, except with respect to the date of execution.
5. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services,

Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
6. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date May 25, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President & Treasurer
Date May 25, 2011

*	Print the name and title of each signing officer under his or her signature.